TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

10.	TRADE AND OTHER RECEIVABLES

(in thousands of $)	December 31, 2025	December 31, 2024
Trade receivables	123,539	117,624
Other receivables	10,458	11,319
	133,997	128,943
Trade and other receivables are presented net of allowances for doubtful accounts of $1.9 million as of December 31, 2025 (2024: $6.4 million).